UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22485

Avenue Income Credit Strategies Fund
(Exact name of registrant as specified in charter)

399 Park Avenue, 6th Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Randolph Takian Avenue Capital Group 399 Park Avenue, 6th Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 878-3500

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments. – The schedule of investments for the period ended January 31, 2011, is filed herewith.

Avenue Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS

January 31, 2011 (Unaudited)

Security Description	Principal Amount (000)		Value

CORPORATE BONDS & NOTES — 19.9%
COMMERCIAL BANKS — 10.1%
Lloyds Banking Group Capital No.1 PLC
7.88%, 11/1/2020 (a)	$4,200		$3,927,000
Royal Bank of Scotland Group PLC
7.65%, 8/29/2049 (b)	4,000		3,480,000
Unicredit SpA
9.38%, 7/29/2049 (b)	EUR	4,200	5,577,918
			12,984,918
HOTELS, RESTAURANTS & LEISURE — 6.1%
Punch Taverns Finance, Ltd.
5.94%, 12/30/2024	GBP	4,000	5,061,848
Unique Pub Finance Co. PLC:
5.66%, 6/30/2027	1,000		1,241,434
6.54%, 3/30/2021	1,100		1,559,401
			7,862,683
OIL, GAS & CONSUMABLE FUELS — 3.7%
Offshore Group Investments, Ltd.
11.50%, 8/1/2015 (a)	$4,200		4,672,500
TOTAL CORPORATE BONDS & NOTES (Cost $25,786,496)			25,520,101

SENIOR LOANS FIXED RATE — 4.9%
CHEMICALS — 4.9%
Ineos Holdings, Ltd. Term Loan D
9.00%, 12/16/2015 (b) (Cost $6,257,417)	EUR	4,400	6,266,859
TOTAL LONG-TERM INVESTMENTS — 24.8% (Cost $ 32,043,913)			31,786,960

SHORT-TERM INVESTMENTS — 100.5%

REPURCHASE AGREEMENTS — 100.5%
State Street Repurchase Agreement, dated 01/31/11, due 02/01/11 at 0.01%, collateralized by a U.S. Treasury Note maturing 10/31/12, market value $131,610,281 (repurchase proceeds $129,025,120) (Cost $129,025,084)	$129,025		129,025,084

TOTAL SHORT-TERM INVESTMENTS — 100.5% (Cost $129,025,084)			129,025,084

TOTAL INVESTMENTS — 125.3% (Cost $161,068,997)			160,812,044
OTHER ASSETS & LIABILITIES — (25.3)%			(32,503,951)
NET ASSETS — 100.0%			$128,308,093

(a) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.7% of net assets as of January 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Variable Rate Security. Rate shown is rate in effect at January 31, 2011. Maturity date disclosed is the ultimate maturity.

EUR - Euro

GBP - Great British Pound

Avenue Income Credit Strategies Fund

SCHEDULE OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

Country Concentration:

	Percentage
Country	of Net Assets	Market Value
United States	104.2%	$133,697,584
United Kingdom	16.8	21,536,542
Italy	4.3	5,577,918

Total Investments	125.3%	$160,812,044

Forward Foreign Currency Contracts to Sell:

Settlement Date	Contracts to Deliver		Value at 01/31 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)	Counterparty

2/11/2011	4,158,000	EUR	$5,692,258	$5,652,385	$(39,873)	State Street Bank and Trust Co.

2/11/2011	5,040,000	GBP	8,072,792	7,981,193	(91,599)	State Street Bank and Trust Co.
					$(131,472)

EUR - Euro

GBP - Great British Pound

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2011 (Unaudited)

Organization

Avenue Income Credit Strategies Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Fund’s primary investment objective is to seek a high level of current income, with a secondary objective of capital appreciation. The Fund commenced operations on January 27, 2011.

Significant Accounting Policies

Security Valuation: The Fund’s loans and debt obligations are valued by following valuation guidelines established and periodically reviewed by the Fund’s Board of Trustees. Under the valuation guidelines, loans and debt obligations for which reliable market quotes are readily available are valued at quotations obtained from a third party pricing service. Where reliable market quotes are not readily available, loans and debt obligations are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Forward foreign currency contracts are valued using quoted foreign exchange rates. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s net asset value was last calculated, such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board of Trustees.

Security Transactions and Investment Income: Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized as incurred.

Derivative Instruments and Hedging Activities: The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency contracts.

At January 31, 2011, the aggregate fair value of derivative instruments in a liability position and whose primary underlying risk exposure is foreign exchange risk was $(131,472).

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULES OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

Unrealized Appreciation/(Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$161,068,997
Gross unrealized appreciation	$9,442
Gross unrealized depreciation	(266,395)
Net unrealized depreciation	$(256,953)

Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Avenue Income Credit Strategies Fund

NOTES TO SCHEDULES OF INVESTMENTS (continued)

January 31, 2011 (Unaudited)

Fair Value Measurements (continued)

At January 31, 2011, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Corporate Bonds & Notes	$—	$25,520,101	$—	$25,520,101
Senior Loans	—	6,266,859	—	6,266,859
Repurchase Agreements	—	129,025,084	—	129,025,084
Total Investments	$—	$160,812,044	$—	$160,812,044

Liability Description
Forward Foreign Currency Contracts	$—	$(131,472)	$—	$(131,472)
Total	$—	$(131,472)	$—	$(131,472)

For information related to geographical and industry categorization of investments and types of derivative contracts held, please refer to the schedule of investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Avenue Income Credit Strategies Fund

By	/s/ Randolph Takian
Randolph Takian
President and Chief Executive Officer

Date	March 30, 2011

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Randolph Takian
Randolph Takian
President and Chief Executive Officer

Date	March 30, 2011

By	/s/ Robert Ollwerther
Robert Ollwerther
Treasurer and Chief Financial Officer

Date	March 30, 2011